Inventories - Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw material	$ 756	$ 706
Work-in-progress	3,072	9,075
Finished goods	6,790	11,585
Spare parts	1,343	1,052
Inventory, Net, Total	11,961	22,418	7,763
Successor
Inventory [Line Items]
Raw material		706	124
Work-in-progress		9,075	6,840
Finished goods		11,585	251
Spare parts		1,052	548
Inventory, Net, Total		$ 22,418	$ 7,763